Description Of Organization And Business Operations - Additional Information (Details)										12 Months Ended
	Dec. 23, 2024 USD ($) $ / shares shares	Dec. 09, 2024 USD ($) $ / shares shares	Apr. 22, 2024 USD ($) shares	Apr. 21, 2024 USD ($)	Jan. 05, 2024 USD ($) $ / shares	Dec. 11, 2023 USD ($) shares	Mar. 10, 2023 USD ($) $ / shares shares	Dec. 15, 2021 USD ($) $ / shares shares	Dec. 10, 2021 USD ($) Item $ / shares shares	Dec. 31, 2024 USD ($) Item $ / shares shares	Mar. 12, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Deferred underwriting commissions										$ 11,100,000		$ 1,500,000
Restricted cash										$ 251,000		0
BURTECH ACQUISITION CORP.
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Condition for future business combination number of businesses minimum | Item										1
Wholly owned subsidiary | Item										1
Percentage of aggregate reserve size under 2025 Plan and 2025 ESPP			20.00%
Evergreen percentage for 2025 Plan			7.00%
Base purchase price			$ 767,000,000	$ 700,000,000
Shares considered for calculating proportionate shares | shares										325,000
Representative shares per share | $ / shares								$ 8.02
Transaction costs								$ 16,919,619
Underwriting commissions								2,875,000
Deferred underwriting commissions								10,062,500		$ 10,062,500		10,062,500
Fair value of class A shares issued to underwriters								3,456,652
Other offering costs								525,467
Cash held outside of Trust Account								$ 1,539,541		47,558,112		71,432,177
Withdrawn interest from trust account										$ 40,157
Condition for future business combination use of proceeds percentage										80
Maximum allowed dissolution expenses										$ 100,000
Obligation to redeem public shares if entity does not complete a business combination (as a percent)										100.00%
Consummation of business combination										$ 5,000,001
Investments held in Trust Account										47,558,112		46,893,175
Deposit in trust account										4,214,138
Cash										1,506		0
Restricted cash										757,336		843,313
Convertible promissory note - related party										1,500,000		810,345
Advances from sponsor										2,971,258		0
Withdrawn from the interest earned in the Trust Account										664,838
Cash withdrawn from trust account										318,888
Due to Trust Account										$ 0		$ 318,888
BURTECH ACQUISITION CORP. | Non-Redemption Agreements
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares redeemed | shares	937,844
Value of shares redeemed	$ 10,900,000
Redemption price (per share) | $ / shares	$ 11.58
Investments held in Trust Account	$ 36,600,000
Amount transferred to escrow account	$ 33,100,000
BURTECH ACQUISITION CORP. | Second Trust Amendment
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of times the entity has right to extend business combination for additional month | Item									12
Additional term to complete business combination									1 month
Amount per unredeemed share deposited into trust account | $ / shares									$ 0.03
Deposit to Trust Account, extension payment per month									$ 150,000
Deposit in trust account											$ 130,370
BURTECH ACQUISITION CORP. | Third Special Meeting
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Value of shares redeemed		$ 2,700,000
Redemption price (per share) | $ / shares		$ 11.51
Amount per unredeemed share deposited into trust account | $ / shares		$ 0.05
Deposit to Trust Account, extension payment per month		$ 205,227
Deposit in trust account		$ 205,227
BURTECH ACQUISITION CORP. | Class A common stock not subject to possible redemption
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares outstanding | shares												2,285,040
BURTECH ACQUISITION CORP. | Class A common stock not subject to possible redemption | Non-Redemption Agreements
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Non-Redeemed shares | shares							4,597,648
BURTECH ACQUISITION CORP. | Class A common stock subject to possible redemption
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares redeemed | shares		241,120				2,285,040	22,119,297
Value of shares redeemed		$ 2,774,658				$ 24,539,002	$ 227,776,035
Redemption price (per share) | $ / shares							$ 10.3			$ 11.6		$ 10.81
Number of shares outstanding | shares							6,630,703			4,104,543		4,345,663
BURTECH ACQUISITION CORP. | Class A common stock subject to possible redemption | Second Trust Amendment
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares redeemed | shares									2,285,040
Value of shares redeemed					$ 24,500,000
Redemption price (per share) | $ / shares					$ 10.74
BURTECH ACQUISITION CORP. | Class A common stock subject to possible redemption | Third Special Meeting
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares redeemed | shares		241,120
BURTECH ACQUISITION CORP. | Class B Common Stock | Non-Redemption Agreements
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum number of shares transferred in exchange for non-redeemed shares | shares							1,274,412
BURTECH ACQUISITION CORP. | Private Placement Units
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants to purchase shares issued | shares								898,250
Price of warrants | $ / shares								$ 10
Proceeds allocated to public warrants								$ 8,982,500
BURTECH ACQUISITION CORP. | Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares) | shares								28,750,000
Representative shares per share | $ / shares								$ 10.15		$ 10.15
Exercise price of warrants | $ / shares								$ 11.5
Underwriting commissions								$ 2,875,000
Deferred underwriting commissions								10,062,500
Fair value of class A shares issued to underwriters								3,456,652
Other offering costs								525,467
Cash deposited into trust account								$ 291,812,500
Investments, maximum maturity term								185 days
Maximum allowed dissolution expenses								$ 100,000
Obligation to redeem public shares if entity does not complete a business combination (as a percent)								100.00%
Months to complete acquisition | Item										15
BURTECH ACQUISITION CORP. | Initial Public Offering | Public Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Exercise price of warrants | $ / shares								$ 11.5
BURTECH ACQUISITION CORP. | Over-allotment option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares) | shares								3,750,000
Representative shares per share | $ / shares								$ 10
BURTECH ACQUISITION CORP. | Over-allotment option | Private Placement Units
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants to purchase shares issued | shares								93,750
Sponsor | BURTECH ACQUISITION CORP.
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares agreed to forfeit by sponsor to be effective immediately prior to business combination | shares			2,000,000
Sponsor | BURTECH ACQUISITION CORP. | Promissory Note With Related Party
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Convertible promissory note - related party										$ 1,500,000